Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2022
Labor And Social Obligations
Schedule of model used to determine the fair value of the stock options

	Modified plan	Original plan
Strike price at the measurement date	R$76	R$85 – R$126
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	48% - 59%	42% - 69%
Risk-free interest rate (%)	13% - 15%	5% - 13%
Expected life of stock options (years)	1 – 5	1 – 5
Share price at the measurement date	R$48	R$80 – R$145
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	R$53.06	R$49.22

On May 18, 2022, July 11, 2022 and September 14, 2022, the Company granted 1,234,919 additional stock options, respectively:

	May 2022	July 2022	September 2022
Strike price at the measurement date	R$70	R$52	R$52
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	48% - 60%	48% - 59%	48% - 58%
Risk-free interest rate (%)	12% - 13%	13% - 15%	12%
Expected life of stock options (years)	1 – 5	1 – 5	1 – 5
Share price at the measurement date	R$ 55.54	R$ 48.24	R$ 72.59
Model used	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 19.13	R$ 17.98	R$ 34.86

Schedule of share-based compensation plan

	Weighted average exercise price (in Reais)	Number of stock options
		2022	2021	2020
Outstanding at January 1	92.33	3,086,728	2,510,983	2,364,214
Granted	53.02	1,234,919	1,170,000	477,220
Exercised	-	-	(442,669)	(56,092)
Forfeited	107.25	(365,749)	(60,000)	(274,359)
Expired	97.80	(226,611)	(91,586)	-
Outstanding at December 31	79.47	3,729,287	3,086,728	2,510,983
Exercisable	97.65	1,133,774	542,061	-